Acquisition of Ely, Golden Valley and Abitibi (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Millions				3 Months Ended	12 Months Ended
	Nov. 05, 2021 USD ($) shares Royalty	Aug. 23, 2021 USD ($) shares $ / shares	Aug. 23, 2021 USD ($) shares $ / shares $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Aug. 23, 2021 CAD ($) shares	Sep. 30, 2020 shares
IfrsStatementLineItems [Line Items]
Cash paid on acquisition		$ 65,016,000	$ 65,016,000
Options outstanding | shares				8,236,668	7,766,211	6,030,076	3,016,200		0
15,946,732 Ely Warrants deemed to be exchanged for GRC Shares		5,641,000	5,641,000
Consideration transferred, acquisition-date fair value	$ 305,957,000	200,851,000	200,851,000
Risk free interest rate, share options granted				1.90%	4.55%	1.39%	0.34%
Expected volatility, share options granted				42.12%	41.83%	47.99%	37.00%
Expected dividend as percentage, share options granted				0.65%	1.72%	0.14%	0.00%
Expense from share-based payment transactions with employees				$ 1,078,000	$ 2,806,000	$ 3,146,000	$ 2,995,000
Share consideration				$ 213,000
Ely [member]
IfrsStatementLineItems [Line Items]
15,946,732 Ely Warrants deemed to be exchanged for GRC Shares		5,641,000	5,641,000
Consideration transferred, acquisition-date fair value		$ 2,603,000	$ 2,603,000
Golden Valley and Abitibi [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	61,104,200
Business acquisition, shares issued | shares	61,104,200
Options outstanding | shares	1,166,389
Number of options issued | shares	2,498,045
Consideration transferred, acquisition-date fair value	$ 305,957,000
Consulting Fees	3,000,000
Acquisitions Through Business Combinations Cash and Marketable Securities	$ 34,922,000
Risk free interest rate, share options granted				0.40%
Expected life				4 years 1 month 6 days
Expected volatility, share options granted				37.00%
Expected dividend as percentage, share options granted				0.00%
Estimated forfeiture rate				0.00%
Golden Valley and Abitibi [member] | Canadian Malartic Property [Member]
IfrsStatementLineItems [Line Items]
Royalties acquired | Royalty	4
Net profit interest royalty percentage	15.00%
Golden Valley and Abitibi [member] | Canadian Malartic Property [Member] | Royalty One [Member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage	(1.50%)
Golden Valley and Abitibi [member] | Canadian Malartic Property [Member] | Royalty Two [Member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage	2.00%
Golden Valley and Abitibi [member] | Canadian Malartic Property [Member] | Royalty Three [Member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage	3.00%
Golden Valley and Abitibi [member] | Cheechoo Project [Member] | Minimum [Member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage	(2.50%)
Golden Valley and Abitibi [member] | Cheechoo Project [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Net smelter return royalty percentage	4.00%
Golden Valley [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	2.1417
Abitibi [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	4.6119
GRC Shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued on acquisition | shares		30,902,176	30,902,176
Cash paid on acquisition		$ 65,000,000	$ 65,000,000					$ 84
Share price | $ / shares		$ 4.22	$ 4.22
Risk free interest rate, share options granted		0.40%	0.40%
Expected life		1 year 10 months 28 days	1 year 10 months 28 days
Expected volatility, share options granted		37.00%	37.00%
Expected dividend as percentage, share options granted		0.00%	0.00%
Estimated forfeiture rate		0.00%	0.00%
Weighted average share price, share options granted | $ / shares		$ 0.35
Ely Warrant [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued to purchase shares | shares		15,946,732	15,946,732
Exercise price, share options granted | $ / shares		$ 0.245
Exercise price of shares | $ / shares			$ 0.0001
Number of other equity instruments exercisable in share-based payment arrangement | shares		3,906,949	3,906,949					3,906,949
15,946,732 Ely Warrants deemed to be exchanged for GRC Shares		$ 3,038,000	$ 3,038,000
Ely Shares [member]
IfrsStatementLineItems [Line Items]
Transaction costs				$ 2,900
Advisory and consulting fees				1,900,000
Consulting fees				1,000,000
Expense from share-based payment transactions with employees				543,000
Payment from cash consideration				330,000
Share consideration				$ 213,000